Short-term Borrowings and Long-term Debt	12 Months Ended
Jan. 31, 2017
Long-term Debt, Unclassified [Abstract]
Short-term Borrowings and Long-term debt
Note 6. Short-term Borrowings and Long-term Debt
Short-term borrowings consist of commercial paper and lines of credit. Short-term borrowings outstanding at January 31, 2017 and 2016 were $1.1 billion and $2.7 billion, respectively, with weighted-average interest rates of 6.2% and 2.3%, respectively.
The Company has various committed lines of credit, committed with 23 financial institutions, totaling $12.5 billion and $15.0 billion as of January 31, 2017 and 2016, respectively. The committed lines of credit are summarized in the following table:

	Fiscal Years Ended January 31,
	2017			2016
(Amounts in millions)	Available	Drawn	Undrawn	Available	Drawn	Undrawn
Five-year credit facility(1)	$5,000	$—	$5,000	$6,000	$—	$6,000
364-day revolving credit facility(1)	7,500	—	7,500	9,000	—	9,000
Total	$12,500	$—	$12,500	$15,000	$—	$15,000

(1)
In June 2016, the Company renewed and extended its existing five-year credit facility and its existing 364-day revolving credit facility, both of which are used to support its commercial paper program.

The committed lines of credit mature at various times between May 2017 and June 2021, carry interest rates generally ranging between LIBOR plus 10 basis points and LIBOR plus 75 basis points, and incur commitment fees ranging between 1.5 and 4.0 basis points. In conjunction with the lines of credit listed in the table above, the Company has agreed to observe certain covenants, the most restrictive of which relates to the maximum amount of secured debt.
Apart from the committed lines of credit, the Company has trade and stand-by letters of credit totaling $3.6 billion and $4.5 billion at January 31, 2017 and 2016, respectively. These letters of credit are utilized in normal business activities.
The Company's long-term debt, which includes the fair value instruments further discussed in Note 8, consists of the following:

		January 31, 2017		January 31, 2016
(Amounts in millions)	Maturity Dates By Fiscal Year	Amount	Average Rate(1)	Amount	Average Rate(1)
Unsecured debt
Fixed	2018 - 2045	$30,500	4.7%	$32,500	4.5%
Variable	2018	500	5.5%	500	5.3%
Total U.S. dollar denominated		31,000		33,000
Fixed	2023 - 2030	2,674	3.3%	2,708	3.3%
Variable		—		—
Total Euro denominated		2,674		2,708
Fixed	2031 - 2039	4,370	5.3%	4,985	5.3%
Variable		—		—
Total Sterling denominated		4,370		4,985
Fixed	2021	88	1.6%	83	1.6%
Variable		—		—
Total Yen denominated		88		83
Total unsecured debt		38,132		40,776
Total other debt (in USD)(2)		139		183
Total debt		38,271		40,959
Less amounts due within one year		(2,256)		(2,745)
Long-term debt		$36,015		$38,214

(1)
The average rate represents the weighted-average stated rate for each corresponding debt category, based on year-end balances and year-end interest rates. Interest costs are also impacted by certain derivative financial instruments described in Note 8.

(2)
A portion of other debt at January 31, 2017 and 2016 includes secured debt in the amount of $14 million and $13 million, respectively, which was collateralized by property that had an aggregate carrying amount of approximately $82 million and $131 million, respectively.

At January 31, 2017 and 2016, the Company had $500 million in debt with embedded put options. The issuance of money market puttable reset securities in the amount of $500 million is structured to be remarketed in connection with the annual reset of the interest rate. If, for any reason, the remarketing of the notes does not occur at the time of any interest rate reset, the holders of the notes must sell and the Company must repurchase the notes at par. Accordingly, this issuance has been classified as long-term debt due within one year in the Company's Consolidated Balance Sheets.
Annual maturities of long-term debt during the next five years and thereafter are as follows:

(Amounts in millions)	Annual
Fiscal Year	Maturities
2018	$2,256
2019	3,497
2020	542
2021	3,311
2022	1,083
Thereafter	27,582
Total	$38,271

Debt Issuances
The Company did not have any material long-term debt issuances during fiscal 2017 or 2016, but received proceeds from a number of small, immaterial long-term debt issuances by several of its non-U.S. operations.
Maturities
During fiscal 2017, the following long-term debt matured and was repaid:

(Amounts in millions)
Maturity Date	Principal Amount	Fixed vs. Floating	Interest Rate	Repayment
April 11, 2016	1,000 USD	Fixed	0.600%	$1,000
April 15, 2016	1,000 USD	Fixed	2.800%	1,000
				$2,000

During fiscal 2016, the following long-term debt matured and was repaid:

(Amounts in millions)
Maturity Date	Principal Amount	Fixed vs. Floating	Interest Rate	Repayment
April 1, 2015	750 USD	Fixed	2.875%	$750
July 1, 2015	750 USD	Fixed	4.500%	750
July 8, 2015	750 USD	Fixed	2.250%	750
July 28, 2015	30,000 JPY	Floating	Floating	243
July 28, 2015	60,000 JPY	Fixed	0.940%	487
October 25, 2015	1,250 USD	Fixed	1.500%	1,250
				$4,230

During fiscal 2017 and 2016, the Company also repaid other, smaller long-term debt as it matured in several of its non-U.S. operations.